Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Intangible Assets for the Partnership's Reportable Segments

The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2012			December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	12,623	192,436	179,813	12,623	192,436
Accumulated amortization	(74,456)	(7,996)	(82,452)	(65,599)	(5,887)	(71,486)

Net carrying amount	105,357	4,627	109,984	114,214	6,736	120,950